OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of other financial liabilities - Other Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
(a) Interest bearing loans	$ 1,421,261	$ 1,397,156
(b) Lease Liability	414,027	363,497
(b) Hedge derivatives	50,372	25,921
(c) Derivative non classified as hedge acounting		7,712
Total current	1,885,660	1,794,286
Non-current
(a) Interest bearing loans	5,772,266	5,864,570
(b) Lease Liability	2,758,130	2,494,552
(b) Hedge derivatives	22	340
Total non-current	$ 8,530,418	$ 8,359,462